Note 18 - Other Receivables and Restricted Cash (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of components of other receivables and restricted cash [text bloxk]
	AS OF MARCH 31, 2018 $000’ s	AS OF MARCH 31, 2017 $000’ s
CURRENT ASSETS
Trade receivables	89,345	42,413
Sales and doubtful debts allowance	(4,552)	(943)
NET TRADE RECEIVABLES	84,793	41,470
Other receivables and deposits	2,369	1,753
Prepayments	5,246	1,680
Restricted cash amounts	35,000	—
OTHER RECEIVABLES	42,615	3,433
NON CURRENT ASSETS
Other receivables	2,200	1,804
Restricted cash amounts	727	2,882
OTHER RECEIVABLES AND RESTRICTED CASH	2,927	4,686

Disclosure of allowance for credit losses [text block]
	AS OF MARCH 31, 2018 $000’ s	AS OF MARCH 31, 2017 $000’ s
Balance at beginning of the Period	943	1,421
Receivables written off during the year as uncollectible	(1,068)	(973)
Allowance related to beginning balances of acquired subsidiaries	3,991	—
Provision for receivables impairment	686	495
Balance at end of the Period	4,552	943

Disclosure of financial assets that are either past due or impaired [text block]
	AS of MARCH 31, 2018 $000’ s	AS of MARCH 31, 2017 $000’ s
1 – 90 days	26,578	5,399
in excess of 90 days	6,071	547
Total past due but not impaired	32,649	5,946
	AS OF MARCH 31, 2018 $000’ s	AS OF MARCH 31, 2017 $000’ s
1 – 90 days	162	5
in excess of 90 days	4,390	938
Total past due and impaired	4,552	943